Pension Benefit Plans - (Components of Net Periodic Benefit Cost Reflected in the Consolidated Condensed Statement of Earnings) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Service cost:			$ (10.0)	$ (8.0)	$ (6.0)
Other net periodic pension costs:
Nonoperating income (expense)	$ 1.6	$ 1.9	2.7	0.1	(1.1)
Net periodic pension cost	$ (5.2)	$ (5.6)	$ (7.3)	$ (7.9)	$ (7.1)